Vessels, subsidiaries and other property, plant and equipment, Carrying Value and Impairment (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Carrying Value and Impairment [Abstract]
Impairment loss			$ 0	$ 0	$ 0
Recoverable amount		$ 979,080		979,080
Reversal of impairment		27,909	$ 0	27,909	$ 0
DHT Tiger [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		98,940		98,940
Reversal of impairment		3,474
DHT Puma [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		94,090		94,090
Reversal of impairment		254
DHT Panther [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		94,090		94,090
Reversal of impairment		315
DHT Lion [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		94,090		94,090
Reversal of impairment		42
DHT Leopard [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		94,090		94,090
Reversal of impairment		2,544
DHT Jaguar [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		89,240		89,240
Reversal of impairment		2,622
DHT Taiga [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		72,750		72,750
Reversal of impairment		4,265
DHT Sundarbans [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		72,750		72,750
Reversal of impairment		4,728
DHT Redwood [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		66,930		66,930
Reversal of impairment		2,120
DHT Amazon [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		66,930		66,930
Reversal of impairment		2,894
DHT Europe [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		46,560		46,560
Reversal of impairment		2,431
DHT China [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount		46,560		46,560
Reversal of impairment		1,010
DHT Scandinavia [Member]
Carrying Value and Impairment [Abstract]
Recoverable amount	[1]	42,060		$ 42,060
Reversal of impairment		$ 1,210

[1]	DHT Scandinavia was classified as held for sale from December 10, 2024.